Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Other Comprehensive Income (Loss)
The following comprised Total comprehensive income for the years ended December 31:

	2011	2010
	(Dollars in thousands)
Net income	$5,219	$5,587
Investment securities available-for-sale:
Net unrealized holding gains (losses) arising during the period on investment securities available-for-sale, net of tax of $432 thousand and $(62) thousand	839	(119)
Reclassification adjustment for net gains on investment securities available-for- sale realized in net income, net of tax of $(62) thousand and $(33) thousand	(121)	(65)
Total	718	(184)
Defined benefit pension plan:
Net unrealized actuarial loss, net of tax of $(1.6) million and $(218) thousand	(3,027)	(424)
Reclassification adjustment for amortization of net actuarial loss realized in net income, net of tax of $63 thousand and $48 thousand	122	94
Reclassification adjustment for amortization of prior service cost realized in net income, net of tax of $2 thousand in both years	4	4
Total	(2,901)	(326)
Total other comprehensive loss	(2,183)	(510)
Total comprehensive income	$3,036	$5,077

The components of Accumulated other comprehensive loss, net of tax, at December 31 are:

	2011	2010
	(Dollars in thousands)
Net unrealized gain on investment securities available-for-sale	$892	$174
Defined benefit pension plan:
Net unrealized actuarial loss	(5,231)	(2,327)
Net unrealized prior service cost	(7)	(10)
Total	$(4,346)	$(2,163)